SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2011
SUBSEQUENT EVENTS	NOTE 9 – SUBSEQUENT EVENTS Subsequent events have been evaluated through August 12, 2011, which is the date the financial statements were issued.